SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0	$ 0
Antidilutive securities	6,530,000	5,860,000	6,635,000	0